Nature of Operations	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Nature of Operations

Note 1: Nature of Operations

CNH Industrial N.V. (“CNH Industrial” or the “Company”) is incorporated in, and under the laws of, The Netherlands. CNH Industrial is a leading company in the capital goods sector that, through its various businesses, designs, produces and sells agricultural equipment and construction equipment, trucks, commercial vehicles, buses and specialty vehicles, in addition to a broad portfolio of powertrain applications (see “Note 19: Segment Reporting”). In addition, CNH Industrial’s Financial Services segment offers an array of financial products and services, including retail financing for the purchase or lease of new and used CNH Industrial and other manufacturers’ products and other retail financing programs and wholesale financing to dealers.

The Company was formed as a result of the business combination transaction between Fiat Industrial S.p.A. (“Fiat Industrial” and, together with its subsidiaries the “Fiat Industrial Group”) and CNH Global N.V. (“CNH Global”).

The deeds of merger for the mergers of Fiat Industrial and CNH Global with and into CNH Industrial (the “Merger”) were executed, respectively, on September 27 and 28, 2013. The effective date of the Merger was September 29, 2013. A primary objective of the Merger was to simplify the capital structure of Fiat Industrial (CNH Industrial subsequent to the Merger) by creating a single class of liquid stock listed on the New York Stock Exchange (“NYSE”) and on the Mercato Telematico Azionario, organized and managed by Borsa Italiana S.p.A. (“MTA”). The principal steps in the Merger were:

•	the cross-border merger of Fiat Netherlands Holding N.V. (“FNH”) with and into Fiat Industrial (the “FNH Merger”), which occurred on August 1, 2013;

•	the cross-border reverse merger of Fiat Industrial with and into FI CBM Holdings N.V. (now known as CNH Industrial) (the “FI Merger”); and

•	the Dutch merger of CNH Global with and into FI CBM Holdings N.V. (the “CNH Merger”).

All the companies (i.e., Fiat Industrial, FI CBM Holdings N.V. (now known as CNH Industrial), FNH and CNH Global) involved in the Merger were part of Fiat Industrial. In particular:

•	(i) FNH was a wholly-owned direct subsidiary of Fiat Industrial;

•	(ii) FI CBM Holdings N.V. (now known as CNH Industrial) was a wholly-owned direct subsidiary of Fiat Industrial; and

•	(iii) CNH Global was an indirect subsidiary of Fiat Industrial (controlled through FNH which owned approximately 87% of CNH Global’s capital stock).

In connection with the FI Merger, Fiat Industrial shareholders received one newly allotted common share in CNH Industrial (having a nominal value of €0.01 each) for each ordinary share held in Fiat Industrial (having a nominal value of €1.57 each). In connection with the CNH Merger, CNH Global shareholders received 3.828 newly allotted CNH Industrial common shares (having a nominal value of €0.01 each) for each common share held in CNH Global (having a nominal value of €2.25 each).

Prior to the Merger, Fiat Industrial owned approximately 87% of CNH Global’s outstanding common shares (through their ownership of all of CNH Global’s common shares B), through Fiat Netherlands Holding N.V. (“Fiat Netherlands”). As the Merger represents a “business combination involving entities or businesses under common control”, it is outside the scope of application of Accounting Standards Codification 805—Business Combinations. Accordingly, no adjustments were made to the carrying amounts of the assets and liabilities of Fiat Industrial. This resulted in the amounts recognized in the consolidated balance sheet post-merger being equal to those reported in the consolidated balance sheet of Fiat Industrial pre-merger. The only significant accounting effect of the Merger was the post-merger attribution to owners of the parent company of the previous noncontrolling interests in CNH Global N.V. As a result of the Merger, $1,053 million of noncontrolling interests were reclassified to equity attributable to the parent.

During 2010, Fiat S.p.A. and its subsidiaries (the “Fiat Group”) initiated and completed a strategic project to separate the Agricultural Equipment and Construction Equipment (CNH) and Trucks and Commercial Vehicles (Iveco) activities, as well as the “Industrial & Marine” business line of FPT Powertrain Technologies (FPT Industrial), from the Automobile and Automobile-related Components and Production Systems activities, consisting of Fiat Group Automobiles, Maserati, Ferrari, Magneti Marelli, Teksid, Comau and the “Passenger & Commercial Vehicles” business line of FPT Powertrain Technologies. Separation of those businesses, through the demerger from Fiat S.p.A. and transfer to Fiat Industrial S.p.A. (the “Demerger”—a Partial and Proportional Demerger pursuant to Article 2506-bis of the Italian Civil Code), resulted in the creation of Fiat Industrial Group (consisting of CNH, Iveco and FPT Industrial) on January 1, 2011. Pursuant to the Demerger, on January 1, 2011, shareholders of Fiat S.p.A. received, for no consideration, one share in Fiat Industrial S.p.A. for each share of the same class already held in Fiat S.p.A. Accordingly, as a result of this statutory demerger, the share capital of Fiat Industrial S.p.A. increased by an amount of $2,556 million, equal to the corresponding reduction in the share capital of Fiat S.p.A. on January 1, 2011. Since January 3, 2011, Fiat S.p.A. and Fiat Industrial S.p.A. have been listed separately on the MTA (“Mercato Telematico Azionario di Milano”) and operate as independent companies, each with its own management and Board of Directors.

Following the Merger between Fiat Industrial and CNH Global, the Company has realigned its reportable segments reflecting the five businesses now directly managed by CNH Industrial N.V., consisting of: (i) Agricultural Equipment, which designs, produces and sells agricultural equipment (ii) Construction Equipment, which designs, produces and sells construction equipment (iii) Commercial Vehicles, which designs, produces and sell trucks, commercial vehicles, buses, and special vehicles (iv) Powertrain, which produces and sells engines and transmissions for those vehicles and engines for marine applications and (v) Financial Services, which provides financial services to the customers of our products. The Company’s worldwide agricultural equipment, construction equipment, commercial vehicles and powertrain operations are collectively referred to as “Industrial Activities”. Segment information for prior years has been recast to conform to the current year’s presentation.